Property, Plant and Equipment	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

9. PROPERTY, PLANT AND EQUIPMENT

December 31, 2014 (millions of Canadian dollars)	Property, Plant and Equipment	Accumulated Depreciation	Construction in Progress	Total
Transmission	13,209	4,416	626	9,419
Distribution	9,076	3,225	320	6,171
Communication	1,100	615	56	541
Administration and Service	1,502	793	23	732
Easements	623	85	—	538

	25,510	9,134	1,025	17,401

December 31, 2013 (millions of Canadian dollars)	Property, Plant and Equipment	Accumulated Depreciation	Construction in Progress	Total
Transmission	12,413	4,215	671	8,869
Distribution	8,498	3,046	316	5,768
Communication	1,060	560	53	553
Administration and Service	1,380	716	38	702
Easements	617	78	—	539

	23,968	8,615	1,078	16,431

Financing charges capitalized on property, plant and equipment under construction were $48 million in 2014 (2013 – $48 million).